1933 Act

Rule 485(b)

VIA EDGAR

February 22, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Phoenix Life Variable Accumulation Account
Phoenix Life Insurance Company
Post-Effective Amendment No 15 to Form N-4
Registration Nos. 333-68872 and 811-03488

To the Commission Staff:

Transmitted herewith on behalf of Phoenix Life Variable Accumulation Account is Post-Effective Amendment No.15 to the above-captioned registration statement, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”).

Post-Effective Amendment No. 15 is being filed under Rule 485(a) of the 1933 Act for the purpose of extending the surrender charge period for new contracts, adding a new asset allocation model, and a Guaranteed Minimum Withdrawal Benefit with a 5% and a 7% withdrawal limit (available only in the State of New York).

This filing is a template , for the purpose of adding a Guaranteed Minimum Withdrawal Benefit (as described above), that will be replicated in additional registration statements as indicated in a Rule 485(b)(1)(vii) Request of the Registrant that is being sent under separate cover.

Please direct any questions concerning this amendment to the undersigned at (860) 403-5685.

Very truly yours,

/s/ Mary (Kate) Johnson

Second Vice President

Life & Annuity SEC/State Compliance

Phoenix Life Insurance Company